Condensed Consolidated Balance Sheets (Unaudited for June 30, 2015) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 4,216,714	$ 7,030,507
Restricted cash	4,010,000	6,929,172
Trade receivables, net	4,358,203	7,021,588
Other receivables	1,212,601	1,273,132
Prepaid expenses	977,632	503,109
Due from related parties	707,045	843,510
Inventories	1,761,544	2,131,464
Interest rate swaps	1,894	0
Other assets	6,183	0
Assets held for sale	62,568,000	0
Marketable securities	0	955,535
Total current assets	79,819,816	26,688,017
Fixed assets
Vessels, net	249,395,119	369,032,973
Advances for vessels under construction	35,299,383	49,971,703
Other fixed assets, net	795,458	922,565
Total fixed assets, net	285,489,960	419,927,241
Investment in affiliate	0	2,956,250
Interest rate swaps	0	66,475
Other assets	0	6,183
Restricted cash	0	6,960,000
Total Assets	365,309,776	456,604,166
Current liabilities
Trade accounts payable	2,603,592	2,766,734
Accrued expenses	4,226,051	4,012,238
Due to related parties	721,213	166,354
Interest rate swaps	332,907	589,896
Deferred income	437,259	233,245
Liabilities associated with assets held for sale	58,997,676	0
Current portion of long-term debt, net of deferred financing costs, current	156,786,675	19,991,791
Total current liabilities	224,105,373	27,760,258
Long-term liabilities
Long-term debt, net of current portion and deferred financing costs, non-current	0	206,425,996
Interest rate swaps	0	17,369
Total long-term liabilities	0	206,443,365
Total Liabilities	$ 224,105,373	$ 234,203,623
Commitments and Contingencies
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	$ 0	$ 0
Class A common shares, $0.001 par value; 750,000,000 authorized; 24,809,142 and 24,909,142 issued and outstanding at December 31, 2014 and June 30, 2015, respectively	24,909	24,809
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	535,724,312	535,233,573
Accumulated other comprehensive loss	0	(150,986)
Accumulated deficit	(394,544,818)	(312,706,853)
Total Shareholders' Equity	141,204,403	222,400,543
Total Liabilities and Shareholders' Equity	$ 365,309,776	$ 456,604,166